Prospectus supplement dated November 4, 2014
to the following prospectus(es):
America's marketFLEX Annuity, America's marketFLEX II Annuity, America's marketFLEX Edge Annuity, and America's marketFLEX Advisor Annuity prospectus dated May 1, 2014
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The effective date for the funds that were added in the supplement dated October 15, 2014 has been changed from November 11, 2014 to January 12, 2015.